SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENTED INFORMATION
SEGMENTED INFORMATION

5.          SEGMENTED INFORMATION

Year ended December 31, 2013	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate[1]	Consolidated
(millions of Canadian dollars)
Revenues	2,272	2,741	20,310	7,595	-	32,918
Commodity and gas distribution costs	-	(1,585)	(20,244)	(4,978)	-	(26,807)
Operating and administrative	(1,006)	(534)	(221)	(1,226)	(27)	(3,014)
Depreciation and amortization	(429)	(321)	(75)	(530)	(15)	(1,370)
Environmental costs, net of recoveries	(79)	-	-	(283)	-	(362)
	758	301	(230)	578	(42)	1,365
Income from equity investments	118	-	154	56	2	330
Other income/(expense)	39	20	39	37	(270)	(135)
Interest income/(expense)	(319)	(160)	(81)	(409)	22	(947)
Income taxes recovery/(expense)	(165)	(32)	50	(133)	157	(123)
Earnings/(loss) from continuing operations	431	129	(68)	129	(131)	490
Discontinued operations
Earnings from discontinued operations before income taxes	-	-	6	-	-	6
Income taxes from discontinued operations	-	-	(2)	-	-	(2)
Earnings from discontinued operations	-	-	4	-	-	4
Earnings/(loss)	431	129	(64)	129	(131)	494
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(4)	-	-	139	-	135
Preference share dividends	-	-	-	-	(183)	(183)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	427	129	(64)	268	(314)	446
Additions to property, plant and equipment[4]	4,360	533	744	2,565	34	8,236
Total assets	20,950	7,942	7,015	18,527	3,134	57,568

Year ended December 31, 2012	Liquids Pipelines[2]	Gas Distribution	Gas Pipelines, Processing and Energy Services[2,3]	Sponsored Investments[2]	Corporate[1,3]	Consolidated
(millions of Canadian dollars)
Revenues	2,445	2,438	13,106	6,671	-	24,660
Commodity and gas distribution costs	-	(1,220)	(13,676)	(4,283)	-	(19,179)
Operating and administrative	(942)	(528)	(142)	(1,076)	(51)	(2,739)
Depreciation and amortization	(399)	(336)	(57)	(431)	(13)	(1,236)
Environmental costs, net of recoveries	-	-	-	88	-	88
	1,104	354	(769)	969	(64)	1,594
Income/(loss) from equity investments	46	-	141	55	(47)	195
Other income/(expense)	(7)	83	33	49	80	238
Interest income/(expense)	(250)	(164)	(50)	(397)	20	(841)
Income taxes recovery/(expense)	(192)	(66)	269	(169)	(13)	(171)
Earnings/(loss) from continuing operations	701	207	(376)	507	(24)	1,015
Discontinued operations
Loss from discontinued operations before income taxes	-	-	(123)	-	-	(123)
Income taxes recovery from discontinued operations	-	-	44	-	-	44
Loss from discontinued operations	-	-	(79)	-	-	(79)
Earnings/(loss)	701	207	(455)	507	(24)	936
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(4)	-	(1)	(224)	-	(229)
Preference share dividends	-	-	-	-	(105)	(105)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	697	207	(456)	283	(129)	602
Additions to property, plant and equipment[4]	1,927	445	933	1,886	4	5,195
Total assets	15,124	7,416	5,349	15,648	3,263	46,800

Year ended December 31, 2011	Liquids Pipelines[2]	Gas Distribution	Gas Pipelines, Processing and Energy Services[2,3]	Sponsored Investments[2]	Corporate[1,3]	Consolidated
(millions of Canadian dollars)
Revenues	1,934	2,516	13,343	8,996	-	26,789
Commodity and gas distribution costs	-	(1,282)	(12,814)	(6,812)	-	(20,908)
Operating and administrative	(752)	(508)	(116)	(847)	(36)	(2,259)
Depreciation and amortization	(364)	(320)	(68)	(383)	(12)	(1,147)
Environmental costs, net of recoveries	-	-	-	116	-	116
	818	406	345	1,070	(48)	2,591
Income/(loss) from equity investments	5	-	179	54	(5)	233
Other income/(expense)	31	(12)	39	68	(10)	116
Interest expense	(256)	(166)	(56)	(350)	(100)	(928)
Income taxes recovery/(expense)	(125)	(54)	(178)	(171)	5	(523)
Earnings/(loss) from continuing operations	473	174	329	671	(158)	1,489
Discontinued operations
Loss from discontinued operations before income taxes	-	-	(9)	-	-	(9)
Income taxes recovery from discontinued operations	-	-	3	-	-	3
Loss from discontinued operations	-	-	(6)	-	-	(6)
Earnings/(loss) before extraordinary loss	473	174	323	671	(158)	1,483
Extraordinary loss, net of tax	-	(262)	-	-	-	(262)
Earnings/(loss)	473	(88)	323	671	(158)	1,221
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(3)	-	(1)	(403)	-	(407)
Preference share dividends	-	-	-	-	(13)	(13)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	470	(88)	322	268	(171)	801
Additions to property, plant and equipment[4]	909	478	959	1,157	27	3,530

1	Included within the Corporate segment was Interest income of $443 million (2012 - $336 million; 2011 - $239 million) charged to other operating segments.
2

In December 2012 and October 2011, certain crude oil storage and renewable energy assets were transferred to the Fund within the Sponsored Investments segment. Earnings from the assets prior to the date of transfer of $33 million (2011 - $71 million) have not been reclassified among segments for presentation purposes.

3

Due to a change in organizational structure, effective January 1, 2013, for the year ended December 31, 2012 earnings of $1 million (2011 - nil) and additions to property, plant and equipment of $108 million (2011 - nil) were reclassified from the Corporate segment to the Gas Pipelines, Processing and Energy Services segment.

4	Includes allowance for equity funds used during construction.

The measurement basis for preparation of segmented information is consistent with the significant accounting policies (Note 2).

GEOGRAPHIC INFORMATION
Revenues[1]
Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Canada	12,690	11,629	11,852
United States	20,228	13,031	14,937
	32,918	24,660	26,789

1	Revenues are based on the country of origin of the product or service sold.

Property, Plant and Equipment
December 31,	2013	2012
(millions of Canadian dollars)
Canada	22,865	19,293
United States	19,414	14,025
	42,279	33,318